PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2019
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

7     PREPAID LAND USE RIGHTS

Prepaid land use rights, representing the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR acquired before the adoption of ASC 842, consisted of the following:

	As of December 31,
	2018	2019

Prepaid land use rights	765,114	782,319
Less: Accumulated amortization	(8,157)	(35,132)
Prepaid land use rights, net	756,957	747,187

Amortization of prepaid land use rights was RMB547, RMB6,082 and RMB26,393 for the years ended December 31, 2017, 2018 and 2019, respectively.

Prepaid land use rights with a net book value of RMB13,241 and RMB741,032 were pledged as security for bank loans (note 9) as of December 31, 2018 and 2019, respectively.

Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease right-of-use assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease (Note (2)(j)).